Related Party Transactions - Schedule of Compensation For Key Management (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 2,109	$ 505
Severance (included in salaries)	0	0
Share-based payments	36	108
Director compensation (included in salaries)	54	84
Related party transaction, due from (to) related party	$ 2,199	$ 697